GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 0	$ 0	$ 0	$ 7,410
Loss on sale of assets	0	0	(15,727)	0
Amortization of deferred gains	0	521	0	2,322
Gain on sale of assets and amortization of deferred gains	0	521	(15,727)	9,732
Property, Plant and Equipment [Line Items]
Net gain (loss) on lease terminations	0	0	0	7,410
Edinburgh (Ex Titan Aries) [Member]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations				7,600
Property, Plant and Equipment [Line Items]
Net gain (loss) on lease terminations				7,600
Front Pride [Member]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations				(200)
Property, Plant and Equipment [Line Items]
Net gain (loss) on lease terminations				$ (200)